Vessel Operating Expenses	10 Months Ended	12 Months Ended
	Oct. 18, 2022	Dec. 31, 2024
Other Income and Expenses [Abstract]
Vessel Operating Expenses
8.	Vessel Operating Expenses
The amount in the accompanying statement of comprehensive income is analyzed as follows:

Vessel’s Operating Expenses	For the period from January 1, 2022 to October 18, 2022
Crew wages and related costs	1,146,110
Insurance	142,520
Repairs and maintenance	429,575
Spares and consumable stores	461,925
Miscellaneous expenses	223,556

Total	2,403,686

11.	Vessel Operating Expenses
The amounts in the accompanying consolidated statements of operations are analysed as follows:

	For the period from July 25, 2022 to December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2024
Crew wages and relates costs	504,762	2,793,031	4,433,482
Insurance	63,164	234,649	454,422
Repairs and maintenance	95,585	417,680	949,259
Spares and consumable stores	209,417	957,360	1,751,111
Miscellaneous expenses	23,344	393,066	785,241

Total	896,272	4,795,786	8,373,515